Organization and Summary of Significant Accounting Policies (Details 6) - USD ($) $ in Thousands	Jul. 02, 2017	Jul. 03, 2016
Intangible assets carrying value and accumulated amortization
Patents, engineering drawings and software	$ 890	$ 890
Less: accumulated amortization	(849)	(750)
Total	$ 41	$ 140